PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment, Gross		$ 109,920	$ 171,630
Accumulated Depreciation		(94,157)	(107,873)
Total Property and Equipment	$ 13,421	15,763	63,757
Equipment [Member]
Property, Plant and Equipment, Gross		93,789	93,789
Lab Equipment [Member]
Property, Plant and Equipment, Gross		13,608	73,137
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross			2,181
Office Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		$ 2,523	$ 2,523